Consolidated Statements of Earnings - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
SALES (Note 3)		$ 20,908	$ 20,084
Freight, transportation and distribution (Note 4)		855	768
Cost of goods sold (Note 4)		14,814	13,814
GROSS MARGIN		5,239	5,502
Selling expenses (Note 4)		2,813	2,505
General and administrative expenses (Note 4)		429	404
Provincial mining and other taxes (Note 4)		204	292
Share-based compensation (Note 5)		69	104
Impairment of assets (Note 13, 14)		824	120
Other income (expenses) (Note 6)		(2)	215
EARNINGS BEFORE FINANCE COSTS AND INCOME TAXES		902	1,862
Finance costs (Note 7)		520	554
EARNINGS BEFORE INCOME TAXES		382	1,308
Income tax (recovery) expense (Note 8)		(77)	316
NET EARNINGS	[1]	$ 459	$ 992
NET EARNINGS PER SHARE ("EPS") (Note 9)
Basic		$ 0.81	$ 1.7
Diluted		$ 0.81	$ 1.7
Weighted average shares outstanding for basic EPS (Note 9)		569,657,000	582,269,000
Weighted average shares outstanding for diluted EPS (Note 9)		569,686,000	583,102,000

[1]	All equity transactions were attributable to common shareholders.